Non-current assets held for sale - Narrative (Details) - Non-current assets held for sale - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Assets And Liabilities Classified As Held For Sale [Line Items]
Provision recognised for non-current assets held for sale	€ 2,784		€ 2,956
Net charges recorded against valuation allowances	80	€ 63
Recoveries	€ 25	€ 16